Significant Accounting Policies (Details) - Schedule of useful life of intangible assets rates	12 Months Ended
Dec. 31, 2020
Customer relationship and backlog [Member]
Significant Accounting Policies (Details) - Schedule of useful life of intangible assets rates [Line Items]
Useful life of intangible assets	15 years
Customer relationship and backlog [Member] | Bottom of range [member]
Significant Accounting Policies (Details) - Schedule of useful life of intangible assets rates [Line Items]
Useful life of intangible assets	3 years
Acquired technology [Member]
Significant Accounting Policies (Details) - Schedule of useful life of intangible assets rates [Line Items]
Useful life of intangible assets	8 years
Acquired technology [Member] | Bottom of range [member]
Significant Accounting Policies (Details) - Schedule of useful life of intangible assets rates [Line Items]
Useful life of intangible assets	2 years
Patents [Member] | Top of range [member]
Significant Accounting Policies (Details) - Schedule of useful life of intangible assets rates [Line Items]
Useful life of intangible assets	10 years